Commitments and Contingencies - Schedule of minimum commitments under noncancelable operating lease agreements (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Commitments and Contingencies.
Rent expenses	$ 1,700	$ 1,800
Lease Payments
2021	1,333
2022	821
2023	315
Total	$ 2,469